REVENUE (Tables)	6 Months Ended
Jun. 30, 2023
Revenue from Contract with Customer [Abstract]
Schedule of timing of revenue recognition

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2023	2022	2023	2022
Services and products transferred at a point in time	$76,120	$1,405,335	$764,548	$2,089,167
Services and products transferred over time	336,649	3,029,708	1,186,054	4,364,209
Total revenue	$412,769	$4,435,043	$1,950,602	$6,453,376

Schedule of revenue by source

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2023	2022	2023	2022
Products	$137,342	$712,449	$257,514	$1,110,076
Services	275,427	3,722,594	1,693,088	5,343,300
Total revenue	$412,769	$4,435,043	$1,950,602	$6,453,376

Schedule of revenue by geographic destination

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2023	2022	2023	2022
North America	$155,386	$373,062	$374,652	$534,434
United Kingdom	207,404	–	1,389,667	–
Rest of world	49,979	4,061,981	186,283	5,918,942
Total revenue	$412,769	$4,435,043	$1,950,602	$6,453,376